CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.	CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.1 Cash and equivalents

	2024	2023
Short-term bank deposits (i)	16,977.6	8,973.6
Current bank accounts	11,395.4	6,818.3
Cash	222.7	267.1
Net cash and cash equivalents	28,595.7	16,059.0

(i)	The balance refers mostly to Bank Deposit Certificates (“CDBs”), which have high liquidity, are readily convertible into known amounts of cash, and are subject to an insignificant risk of changes in value.

The cash and cash equivalents balance amounted to R$6,455.9 at December 31, 2024 (R$3,767.7 at December 31, 2023), which is not freely transferable to the parent company due to remittance restrictions in Cuba and Argentina, although it is available for use in the local operations of the subsidiaries in question.

21.2 Investment securities

Investment securities	2024	2023

Investments in debt securities (i)	184.5	242.2
Non-current assets	184.5	242.2

Financial assets at fair value through profit or loss	1,170.5	277.2
Investments in debt securities	71.5	-
Current assets	1,242.0	277.2

Total	1,426.5	519.4

(i)	The balance refers substantially to financial investments linked to tax incentives that are not immediately convertible into a known amount of cash.

Accounting policies

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly liquid investments with due dates of less than 90 days, with an insignificant risk of changes in value, which are readily convertible into cash. Cash and cash equivalents are stated at their face values, which approximate their fair values.

Other financial investments that do not satisfy the criteria for classification as cash equivalents, for example, those with maturities longer than 90 days from the date on which they were contracted, are presented as financial investments. These assets are initially measured at fair value and, depending on how these resources are managed and the characteristics of the contractual cash flow, their categories may change:

•	Amortized cost: "non-derivative" financial assets held for the purpose of receiving contractual cash flow on specific dates (principal and interest).

•	Fair value through profit or loss: financial assets which the Company intends to sell. They are presented in current assets based on their expected realization.

Cash and cash equivalents and short-term investments are held at financial institutions with low credit risk, based or domiciled in Brazil or abroad. For the purposes of the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.